Document and Entity Information	6 Months Ended
Jun. 30, 2018
Entity Registrant Name	Rosehill Resources Inc.
Central Index Key	0001659122
Document Type	S-1/A
Trading Symbol	ROSE
Document Period-End Date	Jun. 30, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer